Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Unaudited Quarterly Financial Data

2016	Q1	Q2	Q3	Q4
Net sales	$2,430.0	$2,578.5	$2,461.3	$2,603.8
Gross profit	501.0	526.5	495.3	534.2
Income before taxes	190.3	200.4	185.1	228.0
Net income	133.5	148.4	135.5	144.2
Net income attributable to controlling interest	133.2	148.4	137.8	147.7
Earnings per share
– basic	$1.51	$1.68	$1.56	$1.67
– diluted	$1.51	$1.68	$1.56	$1.67
Dividends paid	$0.56	$0.58	$0.58	$0.58

2015	Q1	Q2	Q3	Q4
Net sales	$2,174.1	$2,291.5	$2,184.5	$2,519.5
Gross profit	423.3	460.0	440.1	520.7
Income before taxes	64.5	194.5	151.8	264.9
Net income	35.7	136.8	99.1	185.9
Net income attributable to controlling interest	35.7	136.7	98.9	185.5
Earnings per share
– basic	$0.40	$1.55	$1.12	$2.11
– diluted	$0.40	$1.55	$1.12	$2.10
Dividends paid	$0.54	$0.56	$0.56	$0.56